Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
			December 31, 2013
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$409,296	$421,108	$459,267	$1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	409,296	421,108	98,710	929,114
Goodwill recognized on acquisitions, during the year	371	474	-	845
Goodwill adjustments in respect of prior year acquisitions, during the year	272	1,582	-	1,854
Foreign currency exchange adjustment, for the year	(26,466)	-	-	(26,466)

Goodwill, stated at cost	383,473	423,164	459,267	1,265,904
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$383,473	$423,164	$98,710	$905,347

			December 31, 2012
	Canada	U.S. south	U.S. northeast	Total

Goodwill, stated at cost	$372,596	$350,126	$412,244	$1,134,966
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, beginning of year	372,596	350,126	51,687	774,409
Goodwill recognized on acquisitions, during the year	28,167	71,512	47,023	146,702
Goodwill adjustments in respect of prior year acquisitions, during the year	-	(530)	-	(530)
Foreign currency exchange adjustment, for the year	8,533	-	-	8,533

Goodwill, stated at cost	409,296	421,108	459,267	1,289,671
Accumulated impairment loss	-	-	(360,557)	(360,557)
Balance, end of year	$409,296	$421,108	$98,710	$929,114